Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	19.00%	19.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent	14.50%
Foreign Tax Authority
Income Taxes
Operating loss carryforwards	$ 106.3
England
Income Taxes
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%
United Kingdom | Domestic Tax Authority
Income Taxes
Operating loss carryforwards	$ 108.7
United States
Income Taxes
2032	1.1
2034	14.8
2036	3.7
2037	10.4
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	50.8
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	24.8
Switzerland
Income Taxes
2023	$ 0.7